INVESTMENT AND OTHER REVENUE (Tables)	12 Months Ended
Dec. 31, 2018
Revenue [abstract]
Disclosure of investment and other revenue
The components of investment and other revenue are as follows:

(US$ Millions) Years ended Dec. 31,	2018	2017	2016
Investment income	$68	$170	$—
Fee revenue	131	61	51
Dividend income	10	18	12
Interest income and other	57	19	72
Participating loan interests	17	27	32
Total investment and other revenue	$283	$295	$167